Shareholders’ Equity (Deficit) (Details) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 15, 2021	Aug. 31, 2021	Aug. 26, 2021	Aug. 20, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 09, 2021	Jan. 01, 2016
Shareholders’ Equity (Deficit) (Details) [Line Items]
Purchase Of Aggregate Shares			3,703,704
Offering price per shares (in Dollars per share)			$ 0.54
Aggregate purchase price			1,851,852
Common share percentage			50.00%
Exercise price (in Dollars per share)			$ 0.65
Warrant to purchase price			269,269
Number Of common share in percentage			8.00%
Offering price per share (in Dollars per share)			$ 0.675
Offering price per share			125.00%
Exercise price payable (in Dollars)			$ 1,719,921
Trusts contributed aggregate shares of common stock				76,026
Fair value of marketable securities (in Dollars)				$ 3,066,889
Aggregate shares of common stock				24,522,727
Common shares, issued							2,998,122	1,114,861
Voting Right Percentage				51.00%
Beneficial conversion feature (in Dollars)							$ 825,000
Debt total (in Dollars)							$ 117,857
Sales of stock, shares		3,703,704
Proceeds from sale (in Dollars)								$ 698,000
Exercise price (in Dollars per share)		$ 0.65
Deemed dividend (in Dollars)								$ 328,179
Issued common shares upon exercise								927,398
Warrants shares exercised								1,185,715
Issuance of common stock									20,000,000
Fair value of options granted (in Dollars per share)							$ 0.25	$ 0.07
Shares issued to employee							157,652	104,841
Stock options exercised (in Dollars)							$ 16,450	$ 16,450
Stock options exercised							145,500	145,500
Unrecognized compensation cost (in Dollars)							$ 16,014
Weighted-average period							1 year 4 months 24 days
Fair value of grants per share. (in Dollars per share)							$ 0.21	$ 0.13
Aggregate fair value (in Dollars)							$ 135,805	$ 121,616
Equity compensation (in Dollars)					$ 0	$ 19,246	165,000
Amortization assets (in Dollars)							13,750
Issued common stock to consultant					5,250	475,000
Aggregate grant fair value (in Dollars)					$ 0
Total unrecognized compensation cost (in Dollars)							$ 33,618
Weighted-average period							2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value (in Dollars)					$ 15,138	$ 10,810
Stock options exercised					12,500	12,500	145,500
Exercise amount (in Dollars)						$ 3,150
Exercise price (in Dollars per share)						$ 0.252
Equity compensation (in Dollars)					$ 117,188		$ 151,250
Liability-classified equity instruments (in Dollars)					25,000
Deferred stock compensation assets (in Dollars)					$ 9,063	$ 0
Five-year warrants [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Warrants to purchase shares of common stock								0.27
Warrant [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Issued warrants					0	19,585,790	22,421,026	3,582,873
Aggregate grant date fair value of warrants issued (in Dollars)							$ 5,823,476	$ 231,800
Issued common shares upon exercise						62,500	333,750
Warrants shares exercised						625,000	3,065,278
Exercise price (in Dollars per share)						$ 0.1	$ 0.09	$ 0.15
Cashless exercise						9,047,332		9,047,332
Warrant shares exercised						10,571,742		10,571,742
Litigation and other disputes amounts (in Dollars)						$ 614,221	$ 614,221
Aggregate grant fair value (in Dollars)						$ 4,496,555
Minimum [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.223
Stock option exercise price (in Dollars per share)							$ 0.1
Maximum [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Stock option exercise price (in Dollars per share)								$ 0.252
Three Separate Private Placement [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Sales of stock, shares						11,787,766	13,161,943
Proceeds from sale (in Dollars)						$ 3,488,725	$ 4,328,725
Three Separate Private Placement [Member] | Five-year warrants [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Warrants to purchase shares of common stock						5,893,889	6,581,527	3,511,444
Exercise price (in Dollars per share)							$ 1.05	$ 0.16
Three Separate Private Placement [Member] | Three-year warrants [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share)							$ 0.27
Private Placement [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Sales of stock, shares								7,022,867
Exercise price (in Dollars per share)						$ 1.05
Private Placement [Member] | Five-year warrants [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share)						$ 0.27
Series B Preferred Stock [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Shares authorized				2,750,000	20,000,000		20,000,000	20,000,000
Common shares, issued				100
Common Stock [Member] | Employee Equity Incentives Plans [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Common shares, issued										15,503,680
Common Stock [Member] | Investment Agreement [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Common shares, issued						3,006,098	3,006,098	5,797,348
Net proceeds (in Dollars)						$ 900,636	$ 900,636	$ 489,286
Employee Equity Incentives Plans [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Stock based compensation recognized for grants (in Dollars)					$ 2,627	46,746	$ 128,279
Weighted-average period							2 years 7 months 6 days
Total unrecognized compensation cost (in Dollars)					$ 108,313
Weighted-average period					2 years 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value (in Dollars)					$ 388	9,725
Shares issued					1,394
Stock options exercised					12,500
Employee Stock Option [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Stock based compensation recognized for grants (in Dollars)					$ 0.19	0.11	$ 98,335
2021 EIP [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Equity compensation (in Dollars)							165,000
Consultant [Member]
Shareholders’ Equity (Deficit) (Details) [Line Items]
Recognized expenses (in Dollars)					$ 8,044	$ 122,829	$ 495,246	$ 206,483